UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    02/13/2007
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            79
                                         ------------
Form 13F Information Table Value Total:  $250,595,713
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Bank of America Corp           COM              60505104  58457405 1094913          Sole             Sole      0    0
Morgan Stanley                 COM              617446448  8539971  104875          Sole             Sole      0    0
CitiGroup                      COM              172967101  8053662  144590          Sole             Sole      0    0
Exxon Mobil Corp Com           COM              30231G102  7987876  104240          Sole             Sole      0    0
General Electric Co            COM              369604103  7215863  193923          Sole             Sole      0    0
Goldman Sachs Group            COM              38141G104  7014607   35187          Sole             Sole      0    0
Cisco Systems Inc              COM              17275R102  6135640  224502          Sole             Sole      0    0
Merrill Lynch & Co             COM              590188108  5967155   64094          Sole             Sole      0    0
Biomet Inc                     COM              90613100   5244621  127081          Sole             Sole      0    0
Amgen                          COM              31162100   5086088   74456          Sole             Sole      0    0
Procter & Gamble Co            COM              742718109  5049247   78563          Sole             Sole      0    0
Dow Chem Co                    COM              260543103  5033452  126025          Sole             Sole      0    0
Intel Corp                     COM              458140100  5023536  248076          Sole             Sole      0    0
American International Group   COM              26874107   5014746   69980          Sole             Sole      0    0
Nokia Corp                     COM              654902204  4916825  241970          Sole             Sole      0    0
Novartis A G Spon Adr          COM              66987V109  4888132   85100          Sole             Sole      0    0
Microsoft Corp                 COM              594918104  4746971  158974          Sole             Sole      0    0
3M Co Com                      COM              88579Y101  4552820   58422          Sole             Sole      0    0
Wrigley Wm JR Co               COM              982526105  4510918   87218          Sole             Sole      0    0
Isis Pharmaceuticals           COM              464330109  4357529  391864          Sole             Sole      0    0
Medtronic Inc                  COM              585055106  4224670   78951          Sole             Sole      0    0
J P Morgan Chase & Co.         COM              46625H100  4126857   85442          Sole             Sole      0    0
Schlumberger Ltd Com           COM              806857108  3926122   62162          Sole             Sole      0    0
Symantec Corp                  COM              871503108  3888677  186507          Sole             Sole      0    0
Yahoo Inc                      COM              984332106  3616459  141600          Sole             Sole      0    0
Texas Instruments Inc.         COM              882508104  3504324  121678          Sole             Sole      0    0
Bruker Biosciences             COM              116794108  3396579  452274          Sole             Sole      0    0
Eli Lilly & Co                 COM              532457108  3330868   63932          Sole             Sole      0    0
Franklin Resources Inc         COM              354613101  3221474   29241          Sole             Sole      0    0
Chevron Corporation            COM              166764100  3010024   40936          Sole             Sole      0    0
Intuit Incorporated            COM              461202103  2708129   88762          Sole             Sole      0    0
Urban Outfitters               COM              917047102  2578811  111976          Sole             Sole      0    0
Sun Microsystems Inc           COM              866810104  2559167  472171          Sole             Sole      0    0
Analog Devices Inc             COM              32654105   2375444   72268          Sole             Sole      0    0
Northstar                      COM              66704V101  2304970  160290          Sole             Sole      0    0
Cerner Corp                    COM              156782104  2205840   48480          Sole             Sole      0    0
Northrop Grumman Corp          COM              666807102  2106824   31120          Sole             Sole      0    0
L-1 Identity Solutions Inc.    COM              50212A106  2087661  137982          Sole             Sole      0    0
CVS Corporation                COM              126650100  2041817   66057          Sole             Sole      0    0
Cyberonics Inc.                COM              23251P102  1952028   94575          Sole             Sole      0    0
Cameron Intl Corp              COM              13342B105  1950957   36776          Sole             Sole      0    0
Waters Corp.                   COM              941848103  1748173   35699          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  1709308   25891          Sole             Sole      0    0
Saint Jude Medical             COM              790849103  1348881   36895          Sole             Sole      0    0
Pfizer Inc                     COM              717081103  1339927   51735          Sole             Sole      0    0
Genomic Health Inc             COM              37244C101  1294006   69570          Sole             Sole      0    0
Tractor Supply Company         COM              892356106  1239049   27713          Sole             Sole      0    0
Coca-Cola Company              COM              191216100  1219471   25274          Sole             Sole      0    0
BP PLC Spons ADR               COM              55622104   1069977   15946          Sole             Sole      0    0
ConocoPhillips                 COM              20825C104  1001400   13918          Sole             Sole      0    0
Arch Coal Inc                  COM              39380100    851117   28342          Sole             Sole      0    0
Abbott Laboratories            COM              2824100     590609   12125          Sole             Sole      0    0
Marathon Oil Corp              COM              565849106   582750    6300          Sole             Sole      0    0
Alnylam                        COM              02043Q107   556400   26000          Sole             Sole      0    0
Goldcorp Inc                   COM              380956409   516186   18150          Sole             Sole      0    0
Pepsico Inc                    COM              713448108   513848    8215          Sole             Sole      0    0
Time Warner                    COM              887315109   485041   22270          Sole             Sole      0    0
Applied Materials Inc.         COM              38222105    381823   20695          Sole             Sole      0    0
Southern Company               COM              842587107   380911   10334          Sole             Sole      0    0
Altria Group Inc               COM              02209S103   357440    4165          Sole             Sole      0    0
Boston Scientific              COM              101137107   348754   20300          Sole             Sole      0    0
Calamos Asset Mgmt             COM              12811R104   335375   12500          Sole             Sole      0    0
Merck & Co Inc                 COM              589331107   333584    7651          Sole             Sole      0    0
Wal Mart Stores Inc            COM              931142103   333235    7216          Sole             Sole      0    0
Home Depot                     COM              437076102   298509    7433          Sole             Sole      0    0
Enterprise Products Partners   COM              293792107   275310    9500          Sole             Sole      0    0
Sonic Solutions                COM              835460106   251020   15400          Sole             Sole      0    0
Wells Fargo                    COM              949746101   246644    6936          Sole             Sole      0    0
Kroger Company                 COM              501044101   230700   10000          Sole             Sole      0    0
Dell Computer Corp             COM              247025109   224731    8957          Sole             Sole      0    0
Newmont Mining                 COM              651639106   214011    4740          Sole             Sole      0    0
Anheuser-Busch Cos             COM              35229103    210576    4280          Sole             Sole      0    0
Teco Energy Inc                COM              872375100   199454   11576          Sole             Sole      0    0
Ico Inc New Com                COM              449293109   180480   32000          Sole             Sole      0    0
Emerson Electric Co            COM              291011104   170981    3878          Sole             Sole      0    0
Qualcomm Inc.                  COM              747525103   166352    4402          Sole             Sole      0    0
Duke Energy                    COM              26441C105   166050    5000          Sole             Sole      0    0
First Investors                COM              32058A101   154440   21450          Sole             Sole      0    0
United Technologies Corp       COM              913017109   154424    2470          Sole             Sole      0    0